Earnings Per Share (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic earnings per share
Income before extraordinary gain	$ 17,370	$ 11,652	$ 3,699
Extraordinary gain	0	76	1,906
Net income	17,370	11,728	5,605
Less: Preferred stock dividends	642	1,327	674
Less: Accelerated amortization from redemption of preferred stock issued to the U.S. Treasury		1,112
Net income applicable to common equity	16,728	9,289	4,931
Less: Dividends and undistributed earnings allocated to participating securities	964	515	189
Net income applicable to common stockholders	15,764	8,774	4,742
Total weighted-average basic shares outstanding	3,956.3	3,862.8	3,501.1
Per share
Income before extraordinary gain	$ 3.98	$ 2.25	$ 0.81
Extraordinary gain		$ 0.02	$ 0.54
Net income	$ 3.98	$ 2.27	$ 1.35
Diluted earnings per share
Net income applicable to common stockholders	15,764	8,774	4,742
Total weighted-average basic shares outstanding	3,956.3	3,862.8	3,501.1
Add: Employee stock options, SARs and warrants	20.6	16.9	20.7
Total weighted-average diluted shares outstanding	3,976.9	3,879.7	3,521.8
Per share
Income before extraordinary gain	$ 3.96	$ 2.24	$ 0.81
Extraordinary gain		$ 0.02	$ 0.54
Net income per share	$ 3.96	$ 2.26	$ 1.35
Earnings per share (Numeric) [Abstract]
One-time noncash reduction		$ 1,112
One-time noncash reduction per share		$ 0.27
Antidilutive options and warrants excluded from the computation of diluted EPS	233	266	209